Balance Sheet Components - Schedule of Deferred Revenue (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue [Line Items]
Total deferred revenue	$ 9,830	$ 7,361	$ 553
Less: current portion of deferred revenue	(9,830)	(7,361)	(425)
Noncurrent portion of deferred revenue			128
Product
Deferred Revenue [Line Items]
Total deferred revenue	9,750	6,919	286
Service
Deferred Revenue [Line Items]
Total deferred revenue	$ 80	$ 442	$ 267